Cover	Dec. 19, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2019
Entity File Number	1-13726
Entity Registrant Name	CHESAPEAKE ENERGY CORPORATION
Entity Central Index Key	0000895126
Entity Tax Identification Number	73-1395733
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	6100 North Western Avenue
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73118
City Area Code	405
Local Phone Number	848-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CHK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false